EQUITY	12 Months Ended
Dec. 31, 2020
EQUITY
EQUITY

NOTE 9. EQUITY

The Company issued 100 membership units, no par value to members of CareMax Medical Group, LLC on January 25, 2013 and 100 units, no par value to members of Managed Health Care Partners, LLC on May 7, 2009. Each unit is entitled to one vote on all matters on which members are entitled to vote. Each unit has equal rights with every other unit with respect to sharing of profits and losses and with respect to distributions. There are no rights of redemption prior to dissolution of the Company, absent a prior written consent of a Super Majority of members.